Risk Management (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
7.5% [Member]
Statement Line Items [Line Items]
Gross Loss Sensitivity Factor	7.50%	7.50%
Impact of increase on gross outstanding claims	$ 30,978,898	$ 28,828,488
Impact of decrease on gross outstanding claims	(30,978,898)	(28,828,488)
Impact of increase on net outstanding claims	18,541,702	15,297,751
Impact of decrease on net outstanding claims	(18,539,427)	(15,295,476)
Impact of increase on profit before tax	(18,541,702)	(15,297,751)
Impact of decrease on profit before tax	$ 18,539,427	$ 15,295,476
5.0% [Member]
Statement Line Items [Line Items]
Gross Loss Sensitivity Factor	5.00%	5.00%
Impact of increase on gross outstanding claims	$ 20,652,599	$ 19,218,992
Impact of decrease on gross outstanding claims	(20,652,599)	(19,218,992)
Impact of increase on net outstanding claims	12,361,514	10,198,880
Impact of decrease on net outstanding claims	(12,359,238)	(10,196,605)
Impact of increase on profit before tax	(12,361,514)	(10,198,880)
Impact of decrease on profit before tax	$ 12,359,238	$ 10,196,605